Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Commitments And Contingencies Disclosure [Line Items]
Indemnity liability		$ 8.1	$ 10.0	$ 8.1
Total liability settlement and related to administrative fees		6.3	6.3	6.3
Total insurance recoverable asset		2.2	2.1	$ 2.2
Operating leases, rent expense, net	$ 0.5	5.3	5.9
Capital leased assets gross		5.0	11.2
Capital leased assets accumulated depreciation		$ 2.5	$ 6.0
Assets Held under Capital Leases [Member] | Maximum
Commitments And Contingencies Disclosure [Line Items]
Capital lease term		5 years
Assets Held under Capital Leases [Member] | Minimum
Commitments And Contingencies Disclosure [Line Items]
Capital lease term		3 years